Financial Instruments - Summary of Activity in Cash Flow Hedging Reserve within Equity Related to all Derivative Instruments Classified as Cash Flow Hedges (Detail) (Parenthetical) - INR (₨)
₨ in Millions
	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about hedges [abstract]
Net (gain)/loss reclassified to consolidated statement of income on occurrence of hedged transactions under revenues	₨ 898	₨ 2,471
Net (gain)/loss reclassified to consolidated statement of income on occurrence of hedged transactions under cost of revenues	221	(1,337)
Net (gain)/loss reclassified to consolidated statement of income on occurrence of hedged transactions under finance expenses	(167)	0
Net (gain)/loss reclassified to consolidated statement of income on occurrence of hedged transactions under finance and other income	₨ 64	₨ 0